Adjusted earnings before interest, tax, depreciation and amortisation (Adjusted EBITDA) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Reconciliation Of Consolidated Adjusted Ebitda [Abstract]
Summary of Reconciliation of Adjusted EBITDA to Profit (Loss)

The following tables show the reconciliation of Adjusted EBITDA to profit/(loss) for the years ended December 31, 2020, 2019 and 2018.

	2020	2019	2018
Profit/(loss) for the year	(24,906)	(33,680)	33,119
Income tax expense	4,341	2,335	7,429
Profit/(loss) before tax	(20,565)	(31,345)	40,548
Adjustments for:
- Addition (subtraction) of net finance income/(costs)	11,415	9,868	(66,296)
- Addition (subtraction) of share of profit/(loss) equity-method inv.	(1,455)	(1,011)	290
- Addition of depreciation	23,258	24,196	10,154
- Addition of amortisation	907	917	910
- Subtraction of government grants related to PPE	(1,241)	(1,626)	(1,061)
Adjusted EBITDA	12,319	999	(15,455)